Loans and advances to clients (Details 9) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Loan Past Due Not Classified As Impaired Commercial And Industrial	R$ 4,940,611	R$ 4,892,277	R$ 5,131,885
Loan Past Due Not Classified As Impaired Real Estate Construction	4,063,490	3,605,641	3,085,498
Loan Past Due Not Classified As Impaired Installment Loans To Individuals	14,035,606	15,150,254	11,660,666
Financial Leasing	11,806	10,961	13,292
Loan Past Due Not Classified As Impaired Total	R$ 23,051,513	R$ 23,659,133	R$ 19,891,340
Of Total Loans Past Due For Less Than Days Member [Member]
IfrsStatementLineItems [Line Items]
Percentage Commercial And Industrial	21.43%	20.68%	25.80%
Percentage Real Estate Construction	17.63%	15.24%	15.51%
Percentage Installment Loans To Individuals	60.89%	64.04%	58.62%
Percentage Financial Leasing	0.05%	0.05%	0.07%
Percentage Total	100.00%	100.00%	100.00%